Other Income and Expenses	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Other Income and Expenses
Note 20. Other Income and Expenses

	2020	2019	2018
Other income:
Gain on sale of long-lived assets	Ps. 274	Ps. 330	Ps. 399
Cancellation of contingencies	344	565	162
Foreign exchange gain related to operating activities	—	79	—
Joint venture sale	212	—	—
Other (1)	664	916	8
	Ps. 1,494	Ps. 1,890	Ps. 569
Other expenses:
Provisions for contingencies	Ps. 842	Ps. 1,305	Ps. 818
Loss on the retirement of long-lived assets	291	318	103
Loss on sale of long-lived assets	178	288	221
Loss on the retirement of intangible assets	375	—	—
Impairment	2,501	948	432
Severance payments (2)	192	1,062	224
Donations	361	288	332
Foreign exchange losses related to operating activities	69	—	(25)
Other	296	171	345
	Ps. 5,105	Ps. 4,380	Ps. 2,450

(1)Following a favorable decision from Brazilian tax authorities received during 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect in the operating revenues and other income captions of the consolidated income statements. See note 25.2.1.
(2)During 2019, the Company incurred restructuring costs related to some of their operations as part of an efficiency program.